LONG TERM DEBT (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Debt Instrument [Line Items]
Other long term debt	$ 20		$ 24
Less - Current maturities (included under “short-term debt”)	(1,055)		(12)
Long-term Debt, Total	2,274		12
Loans from banks in USD, Interest rate	3.70%	[1]
Loan from banks and other in NIS, Interest rate Maximum	5.90%
Loan from banks and other in NIS, Interest rate Minimum	4.10%
United States of America, Dollars
Debt Instrument [Line Items]
Loans from banks	2,904	[1]	0	[1]
Israel, New Shekels
Debt Instrument [Line Items]
Loans from banks	$ 405		$ 0

[1]	Loan from a US bank, received on November 2013 in the amount of $3,000, paid monthly in equal payment, for a period of 36 months bearing interest of Libor+3.5%. The loan agreement contains various covenants which require us to maintain certain financial ratios. The Company has met the financial ratios as of December 31, 2013.